MORTGAGE SERVICING RIGHTS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
SERVICING RIGHTS
MORTGAGE SERVICING RIGHTS

6. MORTGAGE SERVICING RIGHTS

        Mortgage servicing rights ("MSRs") are recorded when loans are sold in the secondary market with servicing retained. As of June 30, 2014, the Corporation had obligations to service approximately $138 million of residential first mortgage loans. The valuation is based upon the net present value of the projected revenues over the expected life of the loans being serviced, as reduced by estimated internal costs to service these loans. The fair value of the capitalized servicing rights approximates the carrying value. The key economic assumptions used in determining the fair value of the mortgage servicing rights include an annual constant prepayment speed of 10.13% and a discount rate of 8.16% for June 30, 2014.

        The following summarizes mortgage servicing rights capitalized and amortized, along with the aggregate activity in related valuation allowances (dollars in thousands):

	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2013
Balance at beginning of period	$1,129	$638	$638
Additions from loans sold with servicing retained	75	675	225
Amortization	(143)	(184)	(80)

Balance at end of period	$1,061	$1,129	$783

NOTE 8—SERVICING RIGHTS

Mortgage Loans

        Mortgage servicing rights ("MSRs") are recorded when loans are sold in the secondary market with servicing retained. As of December 31, 2013, the Corporation had obligations to service $133 million of residential first mortgage loans. The valuation is based upon the net present value of the projected revenues over the expected life of the loans being serviced, as reduced by estimated internal costs to service these loans. The fair value of the capitalized servicing rights approximates the carrying value. The key economic assumptions used in determining the fair value of the mortgage servicing rights include an annual constant prepayment speed of 10.13% and a discount rate of 8.16% for December 31, 2013.

        The following summarizes mortgage servicing rights capitalized and amortized, along with the aggregate activity in related valuation allowances (dollars in thousands):

	December 31, 2013	December 31, 2012
Balance at beginning of period	$638	$400
Additions from loans sold with servicing retained	675	344
Amortization	(184)	(106)

Book value of MSRs at end of period	$1,129	$638

Commercial Loans

        The Corporation also retains the servicing on commercial loans that have been sold. These loans were originated and underwritten under the SBA and USDA government guarantee programs, in which the guaranteed portion of the loan was sold to a third party with servicing retained. The balance of these sold loans with servicing retained at December 31, 2013 and December 31, 2012 was approximately $59 million and $62 million. The Corporation valued these servicing rights at $.200 million as of December 31, 2013 and $.050 million at December 31, 2012. This valuation was established in consideration of the discounted cash flow of expected servicing income over the life of the loans.